Accounts Receivable, Net - Schedule of Accounts Receivable Calculated from the Expiration Date (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	$ 55,575	$ 51,285
Not Overdue [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	37,773	38,056
Within 90 days [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	17,020	12,228
Between 3 and 6 months [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	371	398
Between 6 months and a year [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	326	193
Over a year [Member]
Accounts Receivable Calculated from the Expiration Date [Line Items]
Accounts receivable, net	$ 85	$ 410